ShareBased Compensation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 14, 2023
Issuance of common shares, vested		3,900		3,900
Unrecognized Option Expense		$ 3,828,511		$ 3,828,511
Unrecognized Option Expense Period Of Recognition				2 years 5 months 19 days
Share-based compensation expense		$ 324,842	$ 6,076,017	$ 682,833	$ 6,162,902
Warrants to purchase common stock		3,323,654	966,174	3,323,654	966,174
Option and RSUs to purchase common stock	533,332	4,943,284	657,998	4,943,284	657,998
Number Of Shares Of Common Stock Issued						4,355,376
2023 Stock Incentive Plan
Number Of Shares Of Common Stock Issued						4,351,000
Stock option and Warrants [Member]
Warrants to purchase common stock				30,174	30,174
Option and RSUs to purchase common stock				36,666	25,555